Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2020
Federal Deposit Insurance Coverage Amount	$ 250,000	$ 250,000	$ 250,000
Interest earned on marketable securities held in Trust Account			3,000,000
Regulatory withdrawal, annual limit		325,000	325,000
Net (loss) income		(1,147,262)	$ 3,049,014
Restricted investments term			185 days
Gain loss on investments net dividend and interest held in trust account		1,857,342	$ 1,742,713
Common Class A [Member]
Interest earned on marketable securities held in Trust Account		$ 1,900,000	$ 1,700,000
Temporary shares outstanding	19,159,203	19,159,203	18,854,302
Net (loss) income		$ 1,100,000	$ 3,000,000
Interest earned on marketable securities held in Trust Account Net of regulatory withdrawal	$ 1,500,000		1,400,000
Gain loss on investments net dividend and interest held in trust account		1,500,000	1,400,000
Common Class B [Member]
Net Income attributable to ordinary holders		385,000	4,400,000
Cash and Cash Equivalents [Member]
Cash held in trust	$ 17,000	$ 17,000	$ 24
Common Stock [Member]
Antidilutive securities		10,725,000	10,725,000